SCHEDULE OF CLASS OF WARRANT (Details) - $ / shares	Dec. 31, 2024	Oct. 21, 2024
Class of Warrant or Right [Line Items]
Number of warrants issued	14,401,377
Weighted-average exercise price	$ 2.95	$ 1.50
Number of warrants exercised	(2,103,253)
Number of warrants outstanding	12,298,124
Pre-IPO Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	2,900,904
Weighted-average exercise price	$ 5.31
Number of warrants exercised
Number of warrants outstanding	2,900,904
IPO Tradeable [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	2,326,835
Weighted-average exercise price	$ 3.06
Number of warrants exercised	(725,580)
Number of warrants outstanding	1,601,255
IPO Non-tradable [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	3,015,464
Weighted-average exercise price	$ 3.06
Number of warrants exercised	(311,006)
Number of warrants outstanding	2,704,458
Direct Offering March 8, 2024 [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	1,600,000
Weighted-average exercise price	$ 1.64
Number of warrants exercised	(1,066,667)
Number of warrants outstanding	533,333
Placement Agent Direct Offering March 8, 2024 [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	32,000
Weighted-average exercise price	$ 1.64
Number of warrants exercised
Number of warrants outstanding	32,000
Inducement Direct Offering August 5, 2024 [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	1,752,082
Weighted-average exercise price	$ 1.50
Number of warrants exercised
Number of warrants outstanding	1,752,082
Placement Agent Direct Offering August 5, 2024 [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	49,862
Weighted-average exercise price	$ 1.50
Number of warrants exercised
Number of warrants outstanding	49,862
Direct Offering October 21, 2024 [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	2,662,782
Weighted-average exercise price	$ 1.50
Number of warrants exercised
Number of warrants outstanding	2,662,782
Placement Agent Direct Offering October 21, 2024 [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	61,448
Weighted-average exercise price	$ 1.50
Number of warrants exercised
Number of warrants outstanding	61,448